PROPERTY AND EQUIPMENT (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
Balance, beginning of the period	₺ 725,854	₺ 804,070
Balance, end of the period	831,413	725,854
Collateral, pledge or mortgage on tangible assets	0	0
Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	1,798,263	1,616,370
Additions	423,981	198,222
Disposals	(48,519)	(16,329)
Balance, end of the period	2,173,725	1,798,263
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(1,072,409)	(812,300)
Additions	(303,634)	(265,747)
Disposals	33,731	5,638
Balance, end of the period	(1,342,312)	(1,072,409)
Motor vehicles | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	104,584	104,480
Additions	2,921	104
Balance, end of the period	107,505	104,584
Motor vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(40,103)	(19,608)
Additions	(20,702)	(20,495)
Balance, end of the period	(60,805)	(40,103)
Furniture and fixtures | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	1,362,165	1,196,549
Additions	374,731	180,830
Disposals	(48,519)	(15,214)
Balance, end of the period	1,688,377	1,362,165
Furniture and fixtures | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(789,005)	(593,761)
Additions	(236,280)	(200,079)
Disposals	33,731	4,835
Balance, end of the period	(991,554)	(789,005)
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	331,514	315,341
Additions	46,329	17,288
Disposals		(1,115)
Balance, end of the period	377,843	331,514
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(243,301)	(198,931)
Additions	(46,652)	(45,173)
Disposals		803
Balance, end of the period	₺ (289,953)	₺ (243,301)